Income Taxes	12 Months Ended
Nov. 30, 2013
Income Taxes
Income Taxes

8.                                      Income Taxes

The provision (benefit) from income taxes is comprised as follows:

		Year Ended November 30,
		2013	2012	2011
U.K.	Current	$—	$—	$—
U.S.	Current	2,608	1,941	1,604
Other jurisdictions	Current	315	178	40
	Deferred	16,330	(2,517)	1,432
Total		$19,253	$(398)	$3,076

The significant components of deferred tax assets and liabilities included in the Consolidated Balance Sheets are:

	November 30,
	2013	2012
Deferred tax assets:
U.K. net operating loss carryforwards	$14,262	$8,929
U.S. net operating loss carryforwards	4,235	5,263
Other net operating loss carryforwards	2,256	2,131
Timing difference on equity compensation	2,274	4,100
Property, plant and equipment	4,375	4,619
Timing differences on inventory	2,142	2,228
Forward foreign exchange contracts	—	—
Other deferred tax assets	181	102
Less: valuation allowance	(21,056)	(2,131)
Total deferred tax assets	8,669	25,241
Deferred tax liabilities
Forward foreign exchange contracts	(424)	(265)
Intangible assets	(900)	(819)
Net deferred tax assets	$7,345	$24,157

Current	$762	$228
Non-current	$6,583	$23,929

At November 30, 2013 the Company has recorded a valuation allowance of $18,800 against U.K. deferred tax assets with an amount of $19,200 being recorded as an income tax provision offset by $400 recorded in Accumulated Other Comprehensive Income. This valuation allowance relates to U.K. tax losses, timing differences related to property, plant and equipment and other timing differences the utilization of which is no longer probable as a result of the legal and tax structure of the overall group, the recording of cumulative losses in the Company’s U.K. subsidiary over the last three years, forecast performance of the subsidiary in the future, together with certain tax concessions in the U.K. across this time frame, particularly related to R&D tax credits.

In the United Kingdom, tax operating loss carryforwards have no expiration date. The utilization of tax operating loss carryforwards is, however, restricted to the taxable income of the subsidiary generating the losses. A change in ownership of the Company can also prevent the Company utilizing the carryforwards. As part of the acquisition of nStor Technologies in 2005 the Company acquired operating loss carryforwards of nStor Technologies Inc. in the United States. These are subject to an annual limitation, could be subject to further more restrictive annual limitations if certain substantial changes in the ownership of the Company occur and will expire on various dates beginning in 2018, if not utilized. The Company has recorded a deferred tax asset relating to these loss carryforwards of $4,235 at November 30, 2013.

Deferred tax liabilities arising from temporary differences related to investments in foreign subsidiaries have not been recognized because the Company consider overseas earnings to have been permanently reinvested in the relevant subsidiary. Therefore the repatriation of these earnings has been postponed indefinitely. Determination of the amount of the unrecognized deferred tax liability is not practical.

At November 30, 2013 the Company recorded other net operating loss carryforwards in respect of its activities in Singapore and Japan of $2,256, together with a full valuation allowance against these deferred tax assets. These loss carryforwards can be utilized against future trading profits of the activities being carried on in these two locations, subject to the availability of such profits. At November 30, 2013 the Company’s forecast for its activities in these locations does not make it more likely than not that these deferred tax assets will be utilized.

Included in deferred tax assets at November 30, 2013 are amounts totaling $2,131 related to the Company’s Malaysia operations. As a result of certain employment and capital investment actions undertaken by the Company, income from activities in Malaysia was substantially exempt from income taxes until May 2012. This beneficial tax status applied separately to the Company’s two operating segments. The exemption relating to Enterprise Data Storage Solutions products ends in 2017 whereas the exemption relating to HDD Capital Equipment products ended in May 2012. The Company is seeking to obtain future incentives to extend the beneficial arrangements for both product groups. If the incentive is renewed the recording of this asset will be reversed and a tax expense of this amount recorded. While the incentive has not been renewed the Company is recording a tax expense of approximately 25% on income of the Malaysia operations related to HDD Capital Equipment products.

The Company records equity compensation expense using the fair value method, beginning on the grant date. The tax deduction for equity compensation only arises when the related share award is vested, which occurs later than the grant date. This timing difference has resulted in the recording of a net deferred tax asset of $2,274 and $4,100 before valuation allowances at November 30, 2013 and November 30, 2012, respectively. The amount of any benefit realized from this asset is dependent on future share price movements over the next four fiscal years as the awards vest. The Company anticipates recording any variation to the value of this asset as an adjustment to Additional Paid in Capital (“APIC”). For the years ended November 30, 2013 and November 30, 2012 the Company recorded charges to APIC of $713 and $146 respectively. The Company has elected to adopt the short-form method to calculate its pool of windfall tax benefits, as of December 1, 2005. Authoritative accounting guidance prohibits the recognition of net operating losses generated by windfall tax benefits. The Company has elected to adopt an accounting policy where windfall tax benefits are recognized in APIC only if an incremental benefit is provided after considering all other tax attributes presently available to the Company. The tax benefit not recognized in APIC totals $1,521 at November 30, 2013 and $1,750 at November 30, 2012.

The applicable statutory rate of tax in Bermuda was zero for each of the years ended November 30, 2013, 2012 and 2011. For purposes of reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate, a notional U.K. rate is applied as follows:

	Year Ended November 30,
	2013	2012	2011
Provision (benefit) for income taxes at corporation tax rate	23.0%	24.0%	26.0%
Adjustment in respect of prior years	17.6	(8.4)	1.8
Other nondeductible expenses	3.1	0.1	(0.3)
Research and development tax credits	94.7	(26.2)	(13.6)
Effect of change in U.K. tax rate	(144.6)	6.8	3.3
Tax differentials on foreign income	(9.5)	(3.9)	(2.2)
Other valuation allowances	(975.8)	1.4	2.2
Movement in unrecognized tax benefits	8.2	3.9	(7.1)
Provision (benefit) for income taxes	(983.3)%	(2.3)%	10.1%

The enacted U.K. corporation tax rate reduced 27% to 26% in the year ended November 30, 2011, to 24% in the year ended November 30, 2012 and to 23% in the year ended 30 November 2013. Furthermore, the rate will be reduced to 21% on April 1, 2014 and 20% on April 1, 2015. The U.K. deferred tax asset is not expected to unwind before April 1, 2015 and therefore the U.K. deferred tax asset has been calculated at the rate of 20%, before valuation allowances.

The components of income before income taxes are:

	Year Ended November 30,
	2013	2012	2011
U.K.	$(18,329)	$7,536	$17,937
U.S.	8,090	6,000	8,726
Malaysia	7,497	5,376	8,702
Other	784	(1,650)	(3,992)
Total	$(1,958)	$17,262	$31,373

The income tax benefit attributable to the beneficial tax status in Malaysia was estimated to be $1,774 ($0.06 per share, basic and diluted), $2,002 ($0.07 per share, diluted) and $2,176 ($0.07 per share, diluted) during the years ended November 30, 2013, 2012 and 2011, respectively.

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits:

	Year Ended November 30,
	2013	2012
Balance of unrecognized tax benefits at December 1	$4,301	$3,859
Gross increase for tax positions taken during a prior period	—	29
Gross decrease for tax positions taken during a prior period	(106)	(60)
Gross increase for tax positions taken during the current period	872	810
Settlements	(247)	(147)
Reductions as a result of a lapse of the applicable statute of limitations	(1,080)	(190)
Balance of unrecognized tax benefits at November 30	$3,740	$4,301

At November 30, 2013, $2,801 of the unrecognized tax benefit would affect the effective tax rate, if recognized and $939 would not affect the effective tax rate, if recognized.

At November 30, 2013 and 2012 the Company had accrued in current tax approximately $200 and $150 respectively for the payment of interest and penalties relating to unrecognized tax benefits.

The Company’s subsidiaries are subject to income tax in the U.K. and the U.S. Federal jurisdiction as well as other state and foreign jurisdictions. During the period ended November 30, 2013 a tax authority enquiry into the Company’s U.K. income tax return for fiscal year 2011 was opened and is ongoing. During the period ended November 30, 2012 a tax authority enquiry into the Company’s U.K. income tax return for fiscal year 2010 was opened and is ongoing. During the period ended November 30, 2011 a tax authority enquiry into the Company’s U.K. income tax return for fiscal year 2007 was concluded without adjustment. The income tax returns for fiscal years 2012 and 2013 remain open to examination. The Company does not expect the total gross amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. The Company’s U.S. Federal and state income tax returns for fiscal years 2009 through fiscal year 2013 remain open to examination. In addition, the Company files tax returns in multiple other foreign taxing jurisdictions and generally is not subject to tax examination in these jurisdictions for fiscal years prior to 2007.